Property and Equipment, Net (Details)					12 Months Ended
	Oct. 31, 2024 CNY (¥)	Oct. 31, 2024 USD ($)	Oct. 25, 2024 CNY (¥) m² shares	Oct. 25, 2024 USD ($) m² shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Oct. 26, 2024
Property and Equipment, Net [Line Items]
Depreciation expense					¥ 881,076	$ 74,916	¥ 685,714	¥ 538,528
Land (in Square Meters) | m²			28,320	28,320
Fair value assets acquisition	¥ 14,657,148	$ 2,039,000	¥ 14,657,148	$ 2,039,000
Operating expenses					¥ 2,400,000	$ 300,000	¥ 2,400,000
Class A Ordinary Shares [Member]
Property and Equipment, Net [Line Items]
Issued ordinary shares consideration (in Shares) | shares			2,219,828	2,219,828
YUKON FLOORING BELLAIRE, LLC [Member]
Property and Equipment, Net [Line Items]
Equity interest percentage			95.00%	95.00%					95.00%